ING

                                           May 4, 2005


Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549


        Re: Separate Account B of ING USA Annuity and Life Insurance Company EDGAR CIK: 0000836687; File Nos. 333-30180, 811-05626
             Prospectus Names: GoldenSelect Landmark; GoldenSelect WF Landmark; and GoldenSelect Legends
             Certification pursuant to Rule 497(j)
             of the Securities Act of 1933, as amended (the "1933 Act")
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Ladies and Gentlemen:

     Please be advised that in lieu of filing copies of the GOLDENSELECT LANDMARK; GOLDENSELECT WF LANDMARK and GOLDENSELECT LEGENDS Prospectuses and Statements of Additional Information under Rule 497(c) of the 1933 Act for certain deferred combination variable and fixed annuity contracts, we hereby certify the following pursuant to Rule 497(j) of the 1933 Act:

     (1) The form of the prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the 1933 Act would not have differed from that contained in the most recent registration statement or amendment, and

     (2) The text of the most recent registration statement or amendment has been filed electronically.

     If you have any questions, comments, or need more information, please do not hesitate to contact the undersigned at (610) 425-4139.


                                    Sincerely,


                                    /s/ Linda E. Senker
                                    -----------------------
                                    Linda E. Senker
                                    Counsel




1475 Dunwoody Drive                 GOLDENSELECT SERIES
West Chester, PA  19380-1478        Issued by ING USA Annuity and Life
                                    Insurance Company

                                    Tel:  (610) 425-4139
                                    Fax:  (610) 425-3520